Cash and cash equivalents (Details 2)	12 Months Ended
Dec. 31, 2025
US Dollars
Cash and cash equivalents
Average maturity period	10 days
Effective interest rate	3.92%
Euro
Cash and cash equivalents
Average maturity period	7 days
Effective interest rate	2.21%